Notes to the consolidated balance sheet - Other current liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Notes to the consolidated balance sheet
Employee-related payables	€ 1,571	€ 1,866
Accrued payroll and other employee-related taxes	1,281	1,340
Sales tax payables	1,893	2,128
Other accrued taxes and employeerelated expenses	224	140
Other miscellaneous payables	12	12
Other current liabilities	€ 4,981	€ 5,485